UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01561)

Exact name of registrant as specified in charter:	Putnam Vista Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

Item 1. Schedule of Investments:

Putnam Vista Fund
The fund's portfolio
4/30/08 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Aerospace and Defense (4.2%)
Alliant Techsystems, Inc. (NON) (S)	87,000	$9,568,260
Goodrich Corp.	137,300	9,356,995
L-3 Communications Holdings, Inc.	233,428	26,015,551
Precision Castparts Corp.	156,600	18,409,896
		63,350,702

Automotive (1.3%)
AutoZone, Inc. (NON)	155,900	18,824,925

Basic Materials (0.3%)
Ceradyne, Inc. (NON) (S)	98,270	3,828,599

Biotechnology (1.7%)
Applera Corp.- Applied Biosystems Group (S)	150,400	4,799,264
Genzyme Corp. (NON)	288,500	20,295,975
		25,095,239

Broadcasting (0.7%)
Discovery Holding Co. Class A (NON)	427,400	9,898,584

Building Materials (0.6%)
Sherwin-Williams Co. (The) (S)	158,800	8,784,816

Cable Television (1.5%)
DISH Network Corp. Class A (NON)	279,000	8,325,360
Liberty Global, Inc. Class A (NON)	412,500	14,598,375
		22,923,735

Chemicals (4.6%)
Albemarle Corp.	322,500	12,064,725
Celanese Corp. Ser. A (S)	287,900	12,883,525
CF Industries Holdings, Inc.	100,700	13,463,590
Mosaic Co. (The) (NON) (S)	128,600	15,754,786
Sigma-Adrich Corp.	245,500	13,998,410
		68,165,036

Coal (1.6%)
Massey Energy Co. (S)	278,425	14,569,980
Peabody Energy Corp. (S)	149,700	9,151,161
		23,721,141

Commercial and Consumer Services (2.3%)
Dun & Bradstreet Corp. (The)	103,100	8,691,330
Equifax, Inc.	425,800	16,295,366
Paychex, Inc. (S)	262,800	9,558,036
		34,544,732

Communications Equipment (2.4%)
F5 Networks, Inc. (NON)	438,700	9,927,781
Harris Corp.	225,300	12,172,959
Juniper Networks, Inc. (NON) (S)	515,500	14,238,110
		36,338,850

Computers (2.1%)
NCR Corp. (NON)	175,900	4,332,417
Seagate Technology (Cayman Islands)	938,471	17,708,948
Teradata Corp. (NON)	430,249	9,160,001
		31,201,366

Conglomerates (0.3%)
Textron, Inc.	85,800	5,234,658

Consumer Finance (1.4%)
Mastercard, Inc. Class A	77,100	21,446,136

Consumer Goods (1.0%)
Clorox Co.	174,997	9,274,841
Newell Rubbermaid, Inc.	306,100	6,284,233
		15,559,074

Electric Utilities (1.4%)
Edison International	310,200	16,183,134
PNM Resources, Inc.	313,900	4,548,411
		20,731,545

Electrical Equipment (0.4%)
Molex, Inc.	202,900	5,758,302

Electronics (4.2%)
Agilent Technologies, Inc. (NON) (S)	403,400	12,186,714
Altera Corp.	909,700	19,358,416
Amphenol Corp. Class A (S)	149,600	6,908,528
Broadcom Corp. Class A (NON)	284,300	7,380,428
NVIDIA Corp. (NON)	559,450	11,496,698
Xilinx, Inc. (S)	249,800	6,187,546
		63,518,330

Energy (9.8%)
BJ Services Co. (S)	333,600	9,430,872
Cameron International Corp. (NON) (S)	682,800	33,614,244
Dresser-Rand Group, Inc. (NON)	175,600	6,421,692
FMC Technologies, Inc. (NON) (S)	323,500	21,739,200
National-Oilwell Varco, Inc. (NON)	312,000	21,356,400
Noble Corp.	305,400	17,187,912
Oceaneering International, Inc. (NON)	111,100	7,419,258
Smith International, Inc. (S)	276,700	21,170,317
Weatherford International, Ltd. (NON) (S)	105,800	8,534,886
		146,874,781

Energy (Other) (1.0%)
Compagnie Generale de Geophysique-Veritas SA ADR
(France) (NON)	249,300	12,517,353
First Solar, Inc. (NON)	8,900	2,598,711
		15,116,064

Engineering & Construction (3.3%)
Fluor Corp. (S)	154,200	23,572,554
McDermott International, Inc. (NON) (S)	477,900	25,605,882
		49,178,436

Environmental (1.4%)
Foster Wheeler, Ltd. (NON)	325,400	20,724,726

Financial (2.2%)
Assurant, Inc.	198,600	12,909,000
Intercontinental Exchange, Inc. (NON)	127,400	19,766,110
		32,675,110

Health Care Services (5.0%)
AMERIGROUP Corp. (NON)	356,375	9,262,186
BioMarin Pharmaceuticals, Inc. (NON) (S)	140,200	5,111,692
Charles River Laboratories International, Inc. (NON)	229,400	13,316,670
Coventry Health Care, Inc. (NON)	70,500	3,153,465
Health Net, Inc. (NON)	131,000	3,836,990
Henry Schein, Inc. (NON)	172,000	9,523,640
Humana, Inc. (NON)	82,280	3,932,161
IMS Health, Inc.	284,000	7,029,000
Laboratory Corp. of America Holdings (NON) (S)	190,900	14,435,858
Lincare Holdings, Inc. (NON)	248,600	6,050,924
		75,652,586

Homebuilding (0.3%)
NVR, Inc. (NON) (S)	6,700	4,110,450

Investment Banking/Brokerage (1.3%)
Affiliated Managers Group (NON)	70,100	6,963,734
BlackRock, Inc.	28,600	5,771,194
T. Rowe Price Group, Inc.	117,200	6,863,232
		19,598,160

Machinery (1.5%)
AGCO Corp. (NON)	369,100	22,193,983

Manufacturing (0.8%)
Teleflex, Inc.	97,100	5,349,239
Thomas & Betts Corp. (NON)	185,000	6,930,100
		12,279,339

Medical Technology (5.8%)
C.R. Bard, Inc. (S)	239,300	22,534,881
DENTSPLY International, Inc.	356,100	13,841,607
Edwards Lifesciences Corp. (NON) (S)	147,800	8,191,076
Hologic, Inc. (NON) (S)	263,200	7,682,808
Kinetic Concepts, Inc. (NON) (S)	293,476	11,639,258
Varian Medical Systems, Inc. (NON)	179,100	8,396,208
Waters Corp. (NON)	233,700	14,363,202
		86,649,040

Metals (6.0%)
AK Steel Holding Corp. (S)	311,000	19,524,580
Cleveland-Cliffs, Inc.	100,061	16,049,784
Kinross Gold Corp. (Canada)	204,100	3,859,531
Southern Copper Corp.	190,200	21,827,352

United States Steel Corp. (S)	153,800	23,677,510
Yamana Gold, Inc. (Canada)	419,940	5,383,631
		90,322,388

Natural Gas Utilities (1.8%)
Equitable Resources, Inc.	105,000	6,968,850
ONEOK, Inc.	178,800	8,603,856
Williams Cos., Inc. (The)	335,000	11,892,500
		27,465,206

Oil & Gas (4.9%)
Chesapeake Energy Corp. (S)	387,900	20,054,430
Frontier Oil Corp.	209,100	5,196,135
Noble Energy, Inc.	210,000	18,270,000
Patterson-UTI Energy, Inc.	211,300	5,903,722
Southwestern Energy Co. (NON) (S)	351,200	14,859,272
Ultra Petroleum Corp. (NON)	117,700	9,777,339
		74,060,898

Pharmaceuticals (3.0%)
Cephalon, Inc. (NON)	182,100	11,364,861
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	313,799	7,791,629
Watson Pharmaceuticals, Inc. (NON)	685,200	21,268,608
XenoPort, Inc. (NON)	98,600	4,218,108
		44,643,206

Power Producers (0.5%)
AES Corp. (The) (NON)	221,000	3,836,560
Reliant Resources, Inc. (NON)	151,300	3,894,462
		7,731,022

Real Estate (0.5%)
General Growth Properties, Inc. (R)	178,900	7,327,744

Restaurants (2.6%)
Burger King Holdings, Inc.	280,800	7,834,320
Darden Restaurants, Inc. (S)	373,000	13,271,340
Yum! Brands, Inc.	457,700	18,619,236
		39,724,896

Retail (3.3%)
Abercrombie & Fitch Co. Class A	124,400	9,244,164
Aeropostale, Inc. (NON)	190,350	6,051,227
BJ's Wholesale Club, Inc. (NON) (S)	431,600	16,452,592
TJX Cos., Inc. (The)	546,700	17,614,674
		49,362,657

Schools (1.1%)
Apollo Group, Inc. Class A (NON)	170,300	8,668,270
Career Education Corp. (NON) (S)	370,100	7,457,515
		16,125,785

Semiconductor (1.1%)
Linear Technology Corp. (S)	464,800	16,249,408

Software (3.5%)
Autodesk, Inc. (NON)	353,800	13,444,400
BMC Software, Inc. (NON) (SEG)	242,962	8,445,359
Informatica Corp. (NON) (S)	361,800	5,774,328
McAfee, Inc. (NON)	416,800	13,858,600
Red Hat, Inc. (NON) (S)	541,600	11,140,712
		52,663,399

Technology (0.5%)
Affiliated Computer Services, Inc. Class A (NON)	153,100	8,109,707

Technology Services (0.7%)
Fiserv, Inc. (NON)	220,500	11,146,275

Telecommunications (0.8%)
NeuStar, Inc. Class A (NON)	437,300	12,030,123

Textiles (0.8%)
Coach, Inc. (NON)	210,200	7,476,814
Polo Ralph Lauren Corp. (S)	74,500	4,627,195
		12,104,009

Tobacco (0.8%)
Loews Corp. - Carolina Group	189,364	12,435,534

Transportation Services (0.3%)
Landstar Systems, Inc.	94,300	4,899,828

Waste Management (0.6%)
Stericycle, Inc. (NON)	163,700	8,738,306

Total common stocks (cost $1,401,741,140)				$1,459,118,836

WARRANTS (0.6%)(a)(NON) (cost $10,422,748)

	Expiration date	Strike Price	Warrants	Value

Genting Berhad 144A (Malaysia)	1/20/10	-	4,512,067	$9,159,496

SHORT-TERM INVESTMENTS (22.0%)(a)
			Principal
			amount/shares	Value

Interest in $250,000,000 joint triparty repurchase
agreement dated April 30, 2008 with Bank of America
SEC. LLC. due May 1, 2008 with respect to various U.S.
Government obligations -- maturity value
of $24,901,370 for an effective yield of 1.98%
(collateralized by Fannie Mae with coupon rates
ranging from 4.50% to 6.50% and due dates ranging from
April 1, 2038 to May 1, 2038)			$24,900,000	$24,900,000
Putnam Prime Money Market Fund (e)			8,786,037	8,786,037
Short-term investments held as collateral for loaned
securities with yields ranging from 1.96% to 3.11% and
due dates ranging from May 1, 2008 to June 27, 2008 (d)			297,139,337	296,739,909

Total short-term investments (cost $330,425,946)				$330,425,946

TOTAL INVESTMENTS

Total investments (cost $1,742,589,834) (b)				$1,798,704,278

FUTURES CONTRACTS OUTSTANDING at 4/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	112	$4,308,080	Jun-08	$(15,314)
Russell 2000 Index Mini (Long)	142	10,188,500	Jun-08	17,121
S&P 500 Index (Long)	21	7,276,500	Jun-08	(17,924)
S&P Mid Cap 400 Index E-Mini (Long)	86	7,224,860	Jun-08	41,421

Total				$25,304

WRITTEN OPTIONS OUTSTANDING at 4/30/08 (premiums received $171,655) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

AK Steel Holding (Call)	$30,743	May-08 / $71.50	$17,708
CF Industries Holdings, Inc. (Call)	18,178	May-08 / $168.41	4,908

Total			$22,616

NOTES

(a) Percentages indicated are based on net assets of $1,500,497,796.

(b) The aggregate identified cost on a tax basis is $1,743,966,310, resulting in gross unrealized appreciation and depreciation of $152,949,671 and $98,211,703, respectively, or net unrealized appreciation of $54,737,968.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At April 30, 2008, the value of securities loaned amounted to $289,379,424. The fund received cash collateral of $296,739,909 which is pooled with collateral of other Putnam funds into 58 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $396,234 for the period ended April 30, 2008. During the period ended April 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $383,702,058 and $418,041,257, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at April 30, 2008.

At April 30, 2008, liquid assets totaling $43,416,917 have been designated as collateral for structured notes, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Vista Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 27, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 27, 2008